Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Deferred tax liabilities	$ 19,648	$ 9,477
Deferred tax asset	19,275	22,288
Deferred tax asset, carryforward losses	19,239	22,234
Indonesia
Income Tax [Line Items]
Deferred tax charge on undistributed foreign earnings that will not be indefinitely reinvested	9,500	$ 0
Export Terminal Joint Venture
Income Tax [Line Items]
Deferred tax asset, carryforward losses	$ 19,200
Percentage of carry forwards utilized against future profits	80.00%